DISPOSAL GROUPS CLASSIFIED AS HELD-FOR-SALE	6 Months Ended
Jun. 30, 2018
DISPOSAL GROUPS CLASSIFIED AS HELD-FOR-SALE
DISPOSAL GROUPS CLASSIFIED AS HELD-FOR-SALE

12DISPOSAL GROUPS CLASSIFIED AS HELD-FOR-SALE

The table below provides the details over assets and liabilities classified as held-for-sale, for the following disposal groups as of June 30, 2018:

	Assets held-for-sale		Liabilities held-for-sale
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017

Italy Joint Venture	1,564	—	—	—
Deodar	462	509	47	35
Tajikistan (see Note 7)	—	—	—	—
Laos (see Note 7)	—	22	—	15
Other individual assets	1	2	—	—

Total assets and liabilities held for sale	2,027	533	47	50

EXIT FROM ITALY JOINT VENTURE

On July 3, 2018, VEON entered into an agreement with CK Hutchison Holdings Ltd. (“CK Hutchison”), counterparty of the Italy Joint Venture, for the sale of its 50% stake in the Italy Joint Venture. On completion, VEON will receive a cash consideration for its equity stake of EUR 2,450 million (approximately US$2,867) and CK Hutchison will own 100% of the Italy Joint Venture.

As a result of this anticipated transaction, the investment in the Italy Joint Venture was reclassified as an asset held-for-sale and a discontinued operation as of June 30, 2018. The transaction is subject to EU merger control clearance and necessary Italian regulatory approvals and is expected to be completed before the end of the year.

Following the classification as a disposal group held-for sale, the Company no longer accounts for investment in Italy Joint Venture using the equity method of accounting.

Share of loss of Italy Joint Venture

The table below provides the details of share of profit / (loss) and share of other comprehensive income / (loss) of the Italy Joint Venture for the following periods ended June 30:

	Six-month period		Three-month period
Discontinued operations	2018	2017	2018	2017

Share of profit / (loss) of Italy Joint Venture after tax	(300)	(174)	(170)	(85)

Other comprehensive income / (loss) of Italy Joint Venture	(18)	—	(6)	—

The information of the Italy Joint Venture disclosed below reflects the amounts presented in the financial statements of the relevant joint venture and not the Group’s share of those amounts, unless otherwise stated. The information presented below has been amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy.

The loss for the period for the Italy Joint Venture for the six and three-month periods ended June 30 is disclosed below, on a 100% ownership basis.

	Six-month period		Three-month period
Income statement and statement of comprehensive income	2018	2017	2018	2017

Operating revenue	3,336	3,308	1,598	1,671
Operating expenses	(3,738)	(3,308)	(1,838)	(1,702)
Other expenses	(213)	(301)	(102)	(114)
Income tax benefit / (expense)	15	(47)	2	(25)

Profit / (loss) for the period	(600)	(348)	(340)	(170)

Other comprehensive income / (loss)	(36)	—	(12)	—

Total comprehensive income / (loss)	(636)	(348)	(352)	(170)

TOWERS IN PAKISTAN

On August 30, 2017, Pakistan Mobile Communications Limited (“PMCL”), a subsidiary of the Company, signed an agreement for the sale of its subsidiary, Deodar (Private) Limited (“Deodar”), for PKR 98,700 million (approximately US$812) to Tanzanite Tower (Private) Limited, a tower operating company owned by edotco Group Sdn. Bhd. and Dawood Hercules Corporation.

Deodar holds the tower business of PMCL, a portfolio of approximately 13,000 towers, and provides network tower services in Pakistan. As a result of this anticipated transaction, on June 30, 2017, the Company classified Deodar as a disposal group held-for-sale.

As of June 30, 2018, the Company continued with the classification of Deodar as a disposal group held-for-sale in anticipation of closing the transaction in the third quarter of 2018, subject to approval from the Pakistan Telecommunication Authority.

Deodar

Property and equipment	161
Goodwill	204
Deferred tax assets	50
Other non-current assets	2
Current assets	45

Total assets	462

Non-current liabilities	(7)
Current liabilities	(40)

Total liabilities	(47)

Other comprehensive income related to disposal group	(90)